Condensed Consolidated Interim Statements of Stockholders' Equity (Unaudited) - USD ($)	Ordinary shares [member]	Warrant and option reserve [member]	Receivables for equity issued [member]	Obligation to issue shares [member]	Shares to be cancelled [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2021	$ 35,117,130	$ 1,165,170	$ (1,193,641)	$ 7,450	$ 5,323	$ (847,412)	$ (38,715,250)	$ (4,461,230)
Balance, shares at Dec. 31, 2021	185,169,793
IfrsStatementLineItems [Line Items]
Impact of change in functional currency		309,737						309,737
Issuance of common stock	$ 13,886,224							13,886,224
Issuance of common stock, shares	106,657,941
Stock issuance costs	$ (1,108,790)							(1,108,790)
Stock issued for debt settlement	$ 391,021							391,021
Stock issued for debt settlement, shares	3,000,000
Stock issued for prepaid services	$ 118,491							118,491
Stock issued for prepaid services, shares	909,090
Stock issued for RSUs	$ 92,171			(7,450)				84,721
Shares issued for RSUs, shares	700,000
Warrants exercised		(18,434)		30,098				11,664
Options exercised		(3,695)		7,692				3,997
Finder’s warrants issued	(995,775)	995,775
Stock to be issued for services				51,208				51,208
Comprehensive income (loss)						142,111	(1,931,175)	(1,789,064)
Repayment of notes receivable
Ending balance, value at Mar. 31, 2022	$ 47,500,472	2,448,553	(1,193,641)	88,998	5,323	(705,301)	(40,646,425)	7,497,979
Balance, shares at Mar. 31, 2022	296,436,824
Beginning balance, value at Dec. 31, 2022	$ 64,750,270	5,682,869	(1,062,062)	94,210	7,645	(4,009,997)	(44,837,004)	20,625,931
Balance, shares at Dec. 31, 2022	383,875,552
IfrsStatementLineItems [Line Items]
Stock issued for debt settlement	$ 142,626							142,626
Stock issued for debt settlement, shares	500,000
Stock issued for RSUs	$ 149,390							149,390
Shares issued for RSUs, shares	1,010,000
Warrants exercised	$ 2,215							2,215
Options exercised	226,116	(90,524)						135,592
Comprehensive income (loss)						697,788	2,271,399	2,969,187
Warrants exercised, shares	25,000
Options exercised, shares	550,000
Stock-based compensation - options		51,206						51,206
Stock-based compensation – RSU’s		102,417						102,417
RSU’s repurchased		(16,563)						(16,563)
Repayment of notes receivable			41,365					41,365
Ending balance, value at Mar. 31, 2023	$ 65,270,617	$ 5,729,405	$ (1,020,697)	$ 94,210	$ 7,645	$ (3,312,209)	$ (42,565,605)	$ 24,203,366
Balance, shares at Mar. 31, 2023	385,960,552